Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	(dollars in millions, except per share amounts)
			Net Income attributable to Verizon (1)
Quarter Ended	Operating Revenues	Operating Income	Amount	Per Share- Basic	Per Share- Diluted	Net Income
2017
March 31	$29,814	$6,963	$3,450	$0.85	$0.84	$3,553
June 30	30,548	8,013	4,362	1.07	1.07	4,478
September 30	31,717	6,990	3,620	0.89	0.89	3,736
December 31	33,955	5,459	18,669	4.57	4.56	18,783

2016
March 31	$32,171	$8,157	$4,310	$1.06	$1.06	$4,430
June 30	30,532	8,091	702	0.17	0.17	831
September 30	30,937	6,928	3,620	0.89	0.89	3,747
December 31	32,340	6,073	4,495	1.10	1.10	4,600

(1) Net income attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.